Income Tax Expense - Additional Information (Detail) - TWD ($) $ in Thousands			12 Months Ended
	Jan. 01, 2018	Oct. 31, 2016	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax expense [Line Items]
Taxable temporary differences not recognized as deferred tax liaibility				$ 180,395	$ 495,154
Reduction of unappropriated retained earnings through capital transfer		$ (5,052,343)
Profit seeking enterprise [member]
Disclosure of income tax expense [Line Items]
Statutory tax rates	20.00%		17.00%
unappropriated retained earnings tax rate	5.00%		10.00%